Loans Payable (Details) - USD ($)																						12 Months Ended
	May 22, 2026	May 06, 2026	Mar. 26, 2026	Feb. 28, 2026	Feb. 06, 2026	Jan. 22, 2026	Oct. 10, 2025	Sep. 30, 2025	Sep. 23, 2025	Jun. 11, 2025	Jun. 06, 2025	May 21, 2025	May 20, 2025	Mar. 31, 2025	Jun. 20, 2024	May 28, 2024	Apr. 25, 2024	Apr. 23, 2024	Apr. 10, 2024	Jan. 13, 2023	Dec. 12, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Loans Payable [Line Items]
Current liabilities																						$ 5,579,292	$ 2,374,767
Loan Agreement [Member]
Loans Payable [Line Items]
Current liabilities																						440,470
Interest expense																						96,517	38,213	$ 20,516
Loan Agreement [Member] | Bank of Beijing [Member]
Loans Payable [Line Items]
Loan amount																			$ 70,158
Term of loan																			12 months
Interest rate																			3.45%
Loan Agreement [Member] | Beijing Rural Commercial Bank Economic and Technological Development Zone Branch [Member]
Loans Payable [Line Items]
Loan amount												$ 139,692						$ 77,173
Term of loan												12 months						12 months
Interest rate												4.95%						4.95%
Loan Agreement [Member] | Industrial Bank Co., Ltd [Member]
Loans Payable [Line Items]
Loan amount																	$ 280,631
Term of loan																	12 months
Interest rate																	3.88%
Loan Agreement [Member] | China Everbright Bank [Member]
Loans Payable [Line Items]
Loan amount																$ 140,315
Term of loan																12 months
Interest rate																3.40%
Loan Agreement [Member] | Bank of China [Member]
Loans Payable [Line Items]
Loan amount	$ 587,294				$ 293,647	$ 587,294		$ 281,472		$ 350,800	$ 210,500			$ 835,864	$ 561,262
Term of loan	12 months				12 months	12 months		12 months		12 months	12 months			12 months	12 months
Interest rate	2.25%				2.30%	2.30%		2.35%		2.30%	2.30%			2.30%	2.30%
Loan Agreement [Member] | Beijing Bank [Member]
Loans Payable [Line Items]
Loan amount		$ 440,470	$ 1,027,764								$ 440,470		$ 419,076
Term of loan		12 months	12 months								12 months		12 months
Interest rate		2.80%	2.70%								2.70%		3.00%
Loan Agreement [Member] | China Construction Bank [Member]
Loans Payable [Line Items]
Loan amount									$ 734,117
Term of loan									36 months
Interest rate									2.55%
Loan Agreement [Member] | Bank of Communications Beijing Free Trade Zone Branch [Member]
Loans Payable [Line Items]
Loan amount							$ 734,117
Term of loan							12 months
Interest rate							2.65%
Loan Agreement [Member] | Industrial and Commercial Bank of China Limited [Member]
Loans Payable [Line Items]
Loan amount				$ 440,470
Term of loan				12 months
Interest rate				2.35%
Beijing Shuhai [Member] | Loan Agreement [Member]
Loans Payable [Line Items]
Repayment of loan																								72,104
Beijing Shuhai [Member] | Loan Agreement [Member] | Shenzhen Qianhai WeBank Co., Ltd [Member]
Loans Payable [Line Items]
Loan amount																					$ 129,225
Term of loan																					24 months
Interest rate																					10.728%
Repayment of loan																							36,081
Shenzhen Jingwei [Member] | Loan Agreement [Member] | Shenzhen Qianhai WeBank Co., Ltd [Member]
Loans Payable [Line Items]
Loan amount																				$ 14,552
Term of loan																				24 months
Interest rate																				8.6832%
Shenzhen Jingwei [Member] | Loan Agreement [Member] | Shenzhen Qianhai WeBank Co., Ltd One [Member]
Loans Payable [Line Items]
Repayment of loan																							$ 4,677	$ 8,012